UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2017 to December 31, 2017.

Date of Report (Date of earliest event reported):  January 23, 2018

Commission File Number of securitizer:  025-01802

Central Index Key Number of securitizer:  0001633209

David J. Bryant, 215-832-4142
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1):  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i):  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii):  ☒

☐   Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).

Central Index Key Number of depositor:  ___________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  __________

Central Index Key Number of underwriter (if applicable):  __________

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT

PART I:  REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Resource Real Estate, Inc. has indicated by check mark that there is no activity for the annual period.

Explanatory Note:

This Form ABS-15G contains all applicable Reportable Information (as defined below) that we possess or can acquire without unreasonable effort or expense.  We have attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer ("Covered Transactions") and (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets ("Repurchases") that is required to be reported on Form ABS-15G ("Reportable Information").  The information in this Form-ABS 15G has not been verified by any third party.

PART II:  FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 23, 2018	RCC REAL ESTATE, INC. (Securitizer) By: /s/ David J. Bryant Name: David J. Bryant Title: Senior Vice President